BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands											12 Months Ended
	Oct. 22, 2018	Jul. 31, 2018	Jun. 01, 2018	Apr. 09, 2018	Apr. 03, 2018	Jan. 23, 2018	Jan. 15, 2018	Oct. 16, 2017	May 26, 2017	Mar. 06, 2017	Dec. 29, 2018
Business Acquisition
Aggregate acquisitions' revenue											$ 110,100
Aggregate acquisitions' operating profit											$ 1,100
Pak-Rite | North
Business Acquisition
Purchase Price	$ 15,115
Percentage of assets purchased (as a percent)	100.00%
Intangible Assets	$ 8,592
Net Tangible Assets	6,523
Acquired entity, prior year sales	$ 15,000
Pallet Place | West
Business Acquisition
Purchase Price		$ 1,016
Percentage of assets purchased (as a percent)		100.00%
Intangible Assets		$ 250
Net Tangible Assets		766
Acquired entity, prior year sales		$ 5,000
North American Container Corporation | South
Business Acquisition
Purchase Price			$ 23,866
Percentage of assets purchased (as a percent)			100.00%
Intangible Assets			$ 12,497
Net Tangible Assets			11,369
Acquired entity, prior year sales			$ 71,000
Fontana Wood Products | West
Business Acquisition
Purchase Price				$ 3,890
Percentage of assets purchased (as a percent)				100.00%
Intangible Assets				$ 2,235
Net Tangible Assets				1,655
Acquired entity, prior year sales				$ 12,000
Expert Packaging | All Other
Business Acquisition
Purchase Price					$ 1,347
Percentage of assets purchased (as a percent)					100.00%
Intangible Assets					$ 1,287
Net Tangible Assets					60
Acquired entity, prior year sales					$ 3,600
Spinner Wood Products, LLC | West
Business Acquisition
Purchase Price						$ 2,942
Percentage of assets purchased (as a percent)						100.00%
Intangible Assets						$ 850
Net Tangible Assets						2,092
Acquired entity, prior year sales						$ 8,000
Great Northern Lumber, LLC | North
Business Acquisition
Purchase Price							$ 5,784
Percentage of assets purchased (as a percent)							100.00%
Intangible Assets							$ 50
Net Tangible Assets							5,734
Acquired entity, prior year sales							$ 25,000
Silverwater Box | All Other
Business Acquisition
Purchase Price								$ 931
Percentage of assets purchased (as a percent)								100.00%
Intangible Assets								$ 909
Net Tangible Assets								22
Acquired entity, prior year sales								$ 2,800
Go Boy Pallets LLC (Go Boy) | South
Business Acquisition
Purchase Price									$ 5,042
Percentage of assets purchased (as a percent)									100.00%
Intangible Assets									$ 4,880
Net Tangible Assets									162
Acquired entity, prior year sales									$ 8,000
Robbins Manufacturing Co. (Robbins) | South
Business Acquisition
Purchase Price										$ 31,818
Percentage of assets purchased (as a percent)										100.00%
Intangible Assets										$ 7,653
Net Tangible Assets										24,165
Acquired entity, prior year sales										86,000
Quality Hardwood Sales, LLC (Quality) | North
Business Acquisition
Purchase Price										$ 22,789
Percentage of assets purchased (as a percent)										100.00%
Intangible Assets										$ 14,341
Net Tangible Assets										8,448
Acquired entity, prior year sales										$ 30,000